Tax (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	1,639	1,891	1,131	3,530	1,329
Current and deferred taxes (CHF)
Deferred income tax expense				638	(106)
Income tax expense	475	510	311	985	295
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	361
Swiss statutory rate (as a percent)	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	96
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	96
Other non-deductible expenses	86
of which non-deductible interest expenses	58
of which non-deductible bank levy costs and other non-deductible compensation expenses	28
Lower taxed income	(30)
of which tax benefit related non-taxable life insurance income	13
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	17
Income taxable to non-controlling interests	(43)
Changes in deferred tax valuation allowance	(99)
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	99
Other	104
of which decrease of deferred tax assets on one of the Group's operating entities related to the re-assessment of a pre-existing deferred tax asset due to change in earnings-mix assumptions	66
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	24
Income tax expense	475	510	311	985	295